Share-Based Compensation and Savings Plans (Total Share-Based Payment Compensation by Type of Award) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010		Jun. 30, 2009
Total share-based compensation	$ 79.5	$ 99.5	[1],[2]	$ 109.9	[3],[4]
Spin-Off [Member] | Charged to Restructuring and Employee Severance [Member]
Total share-based compensation		9.9		4.9
Tax benefit		5.7		2.6
Restricted Share and Share Unit Expense [Member]
Total share-based compensation	52.2	56.8	[1],[2]	62.8	[3],[4]
Employee Stock Option Expense [Member]
Total share-based compensation	25.9	41.0	[1],[2]	36.6	[3],[4]
Employee Stock Purchase Plan Expense [Member]
Total share-based compensation	0	1.1	[1],[2]	12.6	[3],[4]
Stock Appreciation Right (Income)/Expense [Member]
Total share-based compensation	1.4	0.6	[1],[2]	(2.1)	[3],[4]
Charged to Discontinued Operations [Member]
Total share-based compensation		2.3		14.1
Tax benefit		$ 1.5		$ 6.3

[1]	Excludes share-based compensation expense charged to discontinued operations, which was approximately $2.3 million, net of tax benefits of $1.5 million, during fiscal 2010.
[2]	Share-based compensation expense charged to restructuring and employee severance related to the Spin-Off was approximately $9.9 million, net of tax benefits of $5.7 million, during fiscal 2010.
[3]	Excludes share-based compensation expense charged to discontinued operations, which was approximately $14.1 million, net of tax benefits of $6.3 million, during fiscal 2009.
[4]	Share-based compensation expense charged to restructuring and employee severance related to the Spin-Off was approximately $4.9 million, net of tax benefits of $2.6 million, during fiscal 2009.